Segment Information (Details) - Schedule of long-lived assets including property and equipment, net, land use rights, net and operating and finance lease right-of-use assets - CNY (¥) ¥ in Thousands		Aug. 31, 2022	Aug. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		¥ 1,847,110	¥ 2,212,915
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net	[1]	250,623	426,131
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net			10,411
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		320,437	398,708
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net	[2]	¥ 1,276,050	¥ 1,377,665

[1]	Includes mainland China and Hong Kong.
[2]	It has been restated for the adjustments disclosed in Note 2(d).